Related Party Transactions	12 Months Ended
Sep. 30, 2023
Related Party [Abstract]
Related party transactions

22. Related party transactions

During the year ended September 30, 2023, the Group entered into the following transactions with related parties:

(in USD)	Property lease payments		Sales of assets to the group		Purchase of assets from the group
	2023	2022	2023	2022	2023	2022
Paragon Partners Company Limited	30,549	28,676	—	—	—	—
Zapp Manufacturing Thailand Company Limited	—	—	18,186	—	—	—
Executive officers	—	—	—	—	1,423	—

	Amounts owed by related parties		Amounts owed to related parties
(in USD)	2023	2022	2023	2022
Zapp Manufacturing Thailand Company Limited	—	21,021	—	—
Executive officers	—	38,590	—	340

Property lease payments were made on an arms length basis according to commercial terms. Sale of assets to the group and purchase of assets from the group relate to the transfer of assets from Zapp Manufacturing Thailand Company Limited to Zapp Scooters (Thailand) Company Limited and subsequent sale of shares in Zapp Manufacturing Thailand Company Limited to Swin Chatsuwan, a director and executive officer of the Group. This transaction is discussed in more detail in Note 13.

The compensation to Directors and executive officers of the Group for the years ended September 30, 2023 and 2022, comprised the following:

	For the Year Ended September 30,
(in USD)	2023	2022
Short-term employee benefits	1,168,934	630,755
Post-employment benefits	9,332	41,160
Share-based payments	111,703	354,680
	1,289,969	1,026,595

In addition to the compensation described above, in their capacity as shareholders certain executive officers were party to the management earnout described in Note 20. Under the terms of this agreement, a share-based payment charge was recognized in respect of these executive officers of $51,438,565.